Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements of the Company are unaudited, and have been prepared in accordance with US GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, this interim quarterly financial report does not include all disclosures required by US GAAP. In the opinion of our management, the unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, considered necessary to present fairly the financial position, results of operations and cash flows of Kaleyra and our consolidated subsidiaries for all periods presented. The results of operations for the three months ended March 31, 2020 are not necessarily indicative of the results to be expected in the future or for the full fiscal year. It is recommended that these condensed consolidated financial statements be read in conjunction with our consolidated financial statements and the notes thereto included in our 2019 Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on April 22, 2020.

These condensed consolidated financial statements have been prepared in conformity with US GAAP applicable for an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. In particular, an emerging growth company can delay the adoption of certain accounting standards until those standards would apply to private companies. For the purpose of these condensed consolidated financial statements, the Company availed itself of an extended transition period for complying with new or revised accounting standards and, as a result, did not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for public companies.

Basis of Presentation

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (‘‘US GAAP’’) applicable for an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. In particular, an emerging growth company can delay the adoption of certain accounting standards until those standards would apply to private companies. For the purpose of these consolidated financial statements, the Company availed itself of an extended transition period for complying with new or revised accounting standards and, as a result, did not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for public companies.

Liquidity

Liquidity

In connection with Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40), Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company evaluated its ability to continue as a going concern. The Company has negative cash flows from operating activities, and its current liabilities exceed its current assets as of March 31, 2020. The condensed consolidated balance sheet as of March 31, 2020 includes total current assets of $80.4 million and total current liabilities of $121.1 million, resulting in net liabilities due within the next 12 months of $40.7 million.

The Business Combination generated significant obligations including (i) $13.1 million of liabilities related to non-recurring Business Combination transaction related costs; (ii) $15.0 million of deferred consideration to sellers in the Business Combination transaction (iii) $13.2 million of net obligations under certain Shares Purchase Forward Agreements entered into by GigCapital, Inc. prior to the Business Combination; and (iv) $3.6 million of notes payable acquired as a result of the Business Combination. Management, concerned about the Company’s ability to fulfill these obligations, made the decision to evaluate opportunities to refinance or renegotiate some of its current obligations and, during the first four months of 2020 put in place several actions aimed to achieve such goal, including, among others:

•	the subscription of a new loan agreement with a bank that is currently a lender to the Company;

•	signing of two new line of credit facilities;

•	a refinanced loan that extended payment terms and provided additional funds;

•	the amendments of the repayment schedules of certain existing long-term financing agreements to postpone the amounts due in the next three to nine months of 2020; and

•	the renegotiation of the payment terms of a payable related to costs incurred in the Business Combination.

Considering the effects of these actions and the typical financial cycle of Kaleyra, Kaleyra’s management believes that the Company’s cash, cash flows from operations, financings and amendments to agreements described above, and availability of borrowings, as described above, will be sufficient to support its planned operations for at least the next 12 months from the date these condensed consolidated financial statements were issued.

Liquidity

In connection with Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40), Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company evaluated its ability to continue as a going concern. While the Company has positive cash flows from operating activities, its current liabilities exceed its current assets as of December 31, 2019. The consolidated balance sheet as of December 31, 2019 includes total current assets of $86.5 million and total current liabilities of $125.9 million, resulting in net liabilities due within the next 12 months of $39.4 million.

The Company’s business operations continued to grow in line with expectations showing positive operating margins (excluding non-recurring costs). However, the Business Combination generated significant obligations including (i) $13.1 million of liabilities related to non-recurring Business Combination transaction related costs; (ii) $15.0 million of deferred consideration to sellers in the Business Combination transaction (iii) $13.2 million of net obligations under certain Shares Purchase Forward Agreements entered into by GigCapital Inc. prior to the Business Combination; and (iv) $3.6 million of notes payable acquired as a result of the Business Combination.

Management, concerned about the Company’s ability to fulfil these obligations, made the decision to evaluate opportunities to refinance or renegotiate some of its current obligations and, during the first four months of 2020 put in place several actions aimed to achieve such goal. Such actions, described in more details in Note 27—Subsequent Events, include, among others:

•	the subscription of a new loan agreement with a bank that is currently a lender to the Company;

•	signing of two new line of credit facilities;

•	a refinanced loan that extended payment terms and provided additional funds;

•	the amendments of the repayment schedules of certain existing long-term financing agreements to postpone the amounts due in the next three to six months of 2020; and

•	the renegotiation of the payment terms of a payable related to costs incurred in the Business Combination.

Considering the effects of these actions and the typical financial cycle of Kaleyra, Kaleyra’s management believes that the Company’s cash, cash flows from operations, financings and amendments to agreements subsequent to December 31, 2019, and availability of borrowings, as described above, will be sufficient to support its planned operations for at least the next 12 months from the date these consolidated financial statements were issued.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the Company and its wholly owned subsidiaries, including Kaleyra S.p.A., Solutions Infini and Buc Mobile, which represent its major operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the Company and its wholly-owned subsidiaries, including Kaleyra S.p.A., Solutions Infini and Buc Mobile, which represent its major operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are used for, but not limited to, allowance for doubtful accounts; valuation of the Company’s stock-based awards; recoverability of long-lived and intangible assets; capitalization and useful life of the Company’s capitalized internal-use software development costs; fair value of acquired intangible assets and goodwill; accruals and contingencies, including tax related provision and valuation allowance on deferred taxes. Estimates are based on historical experience and on various assumptions that the Company believes are reasonable under current circumstances. However, future events are subject to change and best estimates and judgments may require further adjustments; therefore, actual results could differ materially from those estimates. Management periodically evaluates such estimates and they are adjusted prospectively based upon such periodic evaluation. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties, including uncertainty in the current economic environment due to the recent outbreak of a novel strain of the coronavirus (“COVID-19”).

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are used for, but not limited to, allowance for doubtful accounts; valuation of the Company’s stock-based awards; recoverability of long-lived and intangible assets; capitalization and useful life of the Company’s capitalized internal-use software development costs; fair value of acquired intangible assets and goodwill; accruals and contingencies, including tax related provision and valuation allowance on deferred taxes. Estimates are based on historical experience and on various assumptions that the Company believes are reasonable under current circumstances. However, future events are subject to change and best estimates and judgments may require further adjustments; therefore, actual results could differ materially from those estimates. Management periodically evaluates such estimates and they are adjusted prospectively based upon such periodic evaluation.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially expose the Company to a concentration of credit risk consist primarily of cash, restricted cash and cash equivalents, short-term investments and trade receivables. The Company maintains cash and cash equivalents and short-term investments with financial institutions that management believes are financially sound.

The Company sells its services to a wide variety of customers. If the financial condition or results of operations of any significant customers deteriorate substantially, operating results could be adversely affected. To reduce credit risk, management performs ongoing credit evaluations of the financial condition of significant customers. The Company maintains reserves for estimated credit losses on customer accounts when considered necessary. Actual credit losses may differ from the Company’s estimates. In the three months ended March 31, 2020 and 2019, there were zero and one customer, respectively, that individually accounted for more than 10% of the Company’s consolidated total revenue. In the three months ended March 31, 2019, revenue generated by that one customer accounted for $3.1 million. As of March 31, 2020 and December 31, 2019, no individual customer accounted for more than 10% of the Company’s consolidated total trade receivables.

Concentration of Credit Risk

Financial instruments that potentially expose the Company to a concentration of credit risk consist primarily of cash and cash equivalents, marketable securities and trade receivables. The Company maintains cash and cash equivalents and marketable securities with financial institutions that management believes are financially sound.

The Company sells its services to a wide variety of customers. If the financial condition or results of operations of any significant customers deteriorate substantially, operating results could be adversely affected. To reduce credit risk, management performs ongoing credit evaluations of the financial condition of significant customers. The Company maintains reserves for estimated credit losses on customer accounts when considered necessary. Actual credit losses may differ from the Company’s estimates. In the years ended December 31, 2019 and 2018, there were one and three customers, respectively, that individually accounted for more than 10% of the Company’s consolidated total revenue. In particular in 2019, revenue generated by the first, second and third major customer of the Company accounted for $13.4 million, $10.9 million and $9.2 million; respectively, while in 2018, revenue generated by the first, second and third major customer of the Company accounted for $13.6 million, $8.1 million and $8.8 million, respectively. As of December 31, 2019 and 2018, no individual customer accounted for more than 10% of the Company’s consolidated total trade receivables.

Revenue Recognition

Revenue Recognition

Adoption of Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers”

Effective January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers” (“ASC 606”), which replaced the existing revenue recognition guidance, ASC 605, and outlines a single set of comprehensive principles for recognizing revenue under US GAAP. Among other things, ASC 606 requires entities to assess the products or services promised in contracts with customers at contract inception to determine the appropriate unit at which to record revenue, which is referred to as a performance obligation. Revenue is recognized when control of the promised products or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those products or services.

The Company did not record any adjustment to the beginning retained earnings as of January 1, 2019 in connection with the adoption of the new standard.

Prior to the adoption of ASC 606, the Company recognized the majority of its revenue according to the usage by its customers in the period in which that usage occurred. ASC 606 continues to support the recognition of revenue over time, and on a usage basis, for the majority of the Company’s contracts due to continuous transfer of control to the customer.

Revenue Recognition Policy

The Company enters into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for credits and any taxes collected from customers. Taxes collected are subsequently remitted to governmental authorities.

The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Nature of Products and Services

The Company’s revenue is primarily derived from usage-based fees earned from the sale of communications services offered through software solutions to large enterprises, as well as small and medium-sized customers.

The Company’s revenue is recognized upon the sending of a SMS message or by the authentication of a financial transaction of an end user of the Company’s customer using the Company’s platform in an amount that reflects the consideration the Company expects to receive in exchange for those services which is generally based upon agreed fixed prices per unit.

Platform access is considered a monthly series comprised of one performance obligation and usage-based fees are recognized as revenue in the period in which the usage occurs. After usage occurs, there are no remaining obligations that would preclude revenue recognition. Revenue from usage-based fees represented 98% of total revenue, both in the years ended December 31, 2019 and 2018.

Subscription-based fees are derived from certain term-based contracts, such as with the sales of short codes and customer support, which is generally one year. Term-based contract revenue is recognized on a ratable basis over the contractual term of the arrangement beginning on the date that the service is made available to the customer. Revenue from term-based fees represented 2% of total revenue, both in the years ended December 31, 2019 and 2018.

The Company’s arrangements do not contain general rights of return. The contracts do not provide customers with the right to take possession of the software supporting the applications. Amounts that have been invoiced are recorded in trade receivables and in revenue or deferred revenue depending on whether the revenue recognition criteria have been met.

Contract Balances

The Company receives payments from customers based on a billing schedule as established in its contracts. Contract assets are recorded when the Company has a conditional right to consideration for its completed performance under the contracts. Trade receivables are recorded when the right to this consideration becomes unconditional, which is as usage occurs. The Company did not have any contract assets as of December 31, 2019.

Deferred revenue is recorded when cash payments are received in advance of future usage on non-cancellable contracts. As of December 31, 2019 and 2018, the Company recorded $1.4 million and $1.5 million, respectively, as deferred revenue on its consolidated balance sheets. The deferred revenue balance as of December 31, 2018 was entirely recognized as revenue in the year ended December 31, 2019.

Disaggregated Revenue

In general, revenue disaggregated by geography is aligned according to the nature and economic characteristics of the Company’s business and provides meaningful disaggregation of the Company’s results of operations. Refer to Note 17—Geographic Information for details of revenue by geographic area.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of costs of communications services purchased from network service providers. Cost of revenue also includes the cost of the Company’s cloud infrastructure and technology platform, amortization of capitalized internal-use software development costs related to the platform applications and amortization of developed technology acquired in the business combinations.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of personnel costs, the costs of the technology platform used for staging and development, outsourced engineering services, amortization of capitalized internal-use software development costs and an allocation of general overhead expenses. The Company capitalizes the portion of its software development costs that meet the criteria for capitalization.

Internal-use Software Development Costs

Internal-use Software Development Costs

Certain costs of the technology platform and other software applications developed for internal use are capitalized. The Company capitalizes qualifying internal-use software development costs that are incurred during the application development stage. Capitalization of costs begins when two criteria are met: (i) the preliminary project stage is completed, and (ii) it is probable that the software will be completed and used for its intended purpose. Capitalization ceases when the software is substantially complete and ready for its intended use, including the completion of all-significant testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality and expenses costs incurred for maintenance and minor upgrades and enhancements. Costs related to preliminary project activities and post-implementation operating activities are expensed as incurred.

Capitalized costs of platform and other software applications are included in property and equipment. These costs are amortized over the estimated useful life of the software of four years on a straight-line basis. Management evaluates the useful life of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could affect the recoverability of these assets. The amortization of costs related to the platform applications is included in cost of revenue, while the amortization of costs related to other software applications developed for internal use is included in research and development expenses.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and were $956,000 and $578,000 in the years ended December 31, 2019 and 2018, respectively. Advertising costs are included in sales and marketing expenses in the accompanying consolidated statement of operations.

Marketable Securities

Marketable Securities

Investments in marketable securities are carried at fair value and classified as available-for-sale securities. Realized gains and losses on available-for-sale securities are included in financial expense, net in the consolidated statements of operations. Unrealized gains and losses, net of deferred taxes, on available-for-sale securities are included in the consolidated balance sheets as a component of accumulated other comprehensive income (loss). In the event the fair value of an investment declines below its cost basis, management is required to determine if the decline in fair value is other than temporary. If management determines the decline is other than temporary, an impairment charge is recorded. As of December 31, 2019 and 2018, the Company had marketable securities of $5.1 million and $3.2 million; respectively relating to mutual funds with no stated maturity.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and recognizes the compensation expense for restricted stock units (“RSUs”) granted to employees and directors, based on the fair value of the award on the grant date.

RSUs give an employee an interest in Company stock but they have no tangible value until vesting is complete. RSUs are equity classified and measured at the fair market value of the underlying stock at the grant date and recognized as expense over the related service or performance period. The Company elected to account for forfeitures as they occur. The fair value of stock awards is based on the quoted price of our common stock on the grant date. Compensation cost for RSUs is recognized using the straight-line method over the requisite service period.

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”. The aim of the update is to simplify several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, Compensation—Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. As a result, nonemployee share-based payment equity awards are measured at the grant date fair value of the equity instruments, similar to employee share-based payment equity awards.

The Company adopted ASU 2018-07 in 2019, following the adoption of Topic 606. At the transition date, there were no nonemployee share-based compensation awards.

Employee Benefit Plans

Employee Benefit Plans

The Company has defined benefit plans, granted to Italian and Indian employees and regulated by Italian and Indian laws, respectively. The defined benefit plans are calculated based on the employee compensation and the duration of the employment relationship and are paid to the employee upon termination of the employment relationship. The costs of the defined benefit plans reported in the Company’s consolidated statement of operations is determined by actuarial calculation performed on an annual basis. The actuarial valuation is performed using the “Projected Unit Credit Method” based on the employees’ expected date of separation or retirement.

As a part of the purchase agreement relating to the 2018 acquisition of Solutions Infini by Kaleyra, the Company assumed the obligation to purchase a number of preference shares from certain employees in 2020 at a price determined based on the EBITDA of Solutions Infini for its fiscal year ending March 31, 2020. These preference shares represent compensation for future services for the eligible employees. The Company accounts for the liability related to the preference shares over the relevant period from July 2017 to July 2020, charging the consolidated statements of operations on a straight-line basis over that period.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability approach method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the enacted tax rates expected to be in effect when the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance reduces the deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more-likely-than-not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to an underpayment of income taxes in income tax expense in the consolidated statements of operations.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the parent company is the US Dollar. The functional currency of Kaleyra S.p.A. is the Euro, the functional currency of Solutions Infini is the India Rupee and the functional currency of Buc Mobile is the US Dollar.

Each company remeasures monetary assets and liabilities denominated in currencies other that its functional currency at period-end exchange rates and non-monetary items are at historical rates. Remeasurement adjustments are recognized in the consolidated statements of operations as foreign currency (income) loss in the period of occurrence.

These consolidated financial statements are presented in US Dollars. For legal entities where the functional currency is a currency other than the US Dollar, adjustments resulting from translating the financial statements into US Dollars are recorded as a component of accumulated other comprehensive income in stockholders’ equity (deficit). Monetary assets and liabilities denominated in a currency that is other than the US Dollar are translated into US Dollars at the exchange rate on the balance sheet date. Revenue and expenses are translated at the weighted average exchange rates during the period. Equity transactions are translated using historical exchange rates.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) refers to net income (loss) and other revenue, expenses, gains and losses that, under US GAAP, are recorded as an element of stockholders’ equity but are excluded from the calculation of net income (loss). See Note 13 – Accumulated Other Comprehensive Income (Loss).

Earnings (Loss) per Share

Earnings (Loss) per Share

The equity structure in the consolidated financial statements following a reverse recapitalization reflects the equity structure of the legal acquiror (the accounting acquiree), including the equity interests issued by the legal acquiror to effect the business combination.

Basic earnings (loss) per share attributable to common stockholders is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. In calculating the weighted-average number of common shares during the period in which the reverse merger occurs (fiscal year 2019):

a. The number of common shares outstanding from the beginning of that period to the acquisition date shall be computed on the basis of the weighted-average number of common shares of the legal acquiree (accounting acquiror) outstanding during the period multiplied by the exchange ratio established in the merger agreement;

b. The number of common shares outstanding from the acquisition date to the end of that period shall be the actual number of common shares of the legal acquiror (the accounting acquiree) outstanding during that period.

The basic EPS for each comparative period before the acquisition date presented in the consolidated financial statements following a reverse merger shall be calculated by dividing (i) by (ii):

i. The income of the legal acquiree attributable to common stockholders in each of those periods;

ii. The legal acquiree’s historical weighted average number of common shares outstanding multiplied by the exchange ratio established in the acquisition agreement.

Diluted net income (loss) per share is calculated by giving effect to all potentially dilutive common stock when determining the weighted-average number of common shares outstanding. For purposes of the diluted net income (loss) per share calculation, RSUs, options and warrants to purchase common stock are considered common stock equivalents.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents consist of funds deposited into saving accounts.

Restricted Cash

Restricted Cash

Restricted cash consists of cash deposited into a savings account with a financial institution as collateral for the Company’s obligations under the Forward Share Purchase Agreement with Glazer Capital and with Yakira Capital Management, Inc. See Note 10—Debt for Forward Share Purchase Agreements for a description of the contracts and Note 27 for amendments to the contracts made after year-end.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 830)—Restricted Cash” (“ASU 2016-18”). This standard provides guidance on the presentation of restricted cash and cash equivalents in the consolidated statements of cash flows. Restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the consolidated statements of cash flows. The Company adopted ASU 2016-18 in the first quarter of 2019 and applied the guidance retrospectively in the prior period’s consolidated statements of cash flows.

Other than the revised consolidated statements of cash flows presentation of restricted cash, the adoption of ASU 2016-18 did not have an impact on the Company’s consolidated financial statements.

The restricted cash balances as of December 31, 2019 and December 31, 2018 were $20.9 million and zero, respectively.

Trade Receivables and Allowance for Doubtful Accounts

Trade Receivables and Allowance for Doubtful Accounts

Trade receivables are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is estimated based on the Company’s assessment of its ability to collect on customer trade receivables. The Company regularly reviews the allowance by considering certain factors such as historical experience, credit quality, age of trade receivables balances and other known conditions that may affect a customer’s ability to pay. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet their financial obligations, a specific allowance is recorded against amounts due from the customer which reduces the net recognized receivable to the amount the Company reasonably believes will be collected. The Company writes-off trade receivables against the allowance when a determination is made that the balance is uncollectible, and collection of the receivable is no longer being actively pursued.

The allowance for doubtful accounts was $873,000 and $157,000 as of December 31, 2019 and 2018, respectively.

Property and Equipment, net

Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation or amortization.

Depreciation and amortization are computed using the straight-line method over the estimated useful life of the related asset. Maintenance and repairs are expensed as incurred.

The useful lives of property and equipment are as follows:

Internal-use software development costs	4 years
Servers	3 - 6 years
Office equipment	3 - 5 years
Leasehold improvements	5 years or remaining lease term (1)
Furniture and fixtures	4 - 8 years
Vehicles	8 - 10 years
Software	3 years
Other assets	4 years

(1)	Including renewal options

Intangible Assets, net

Intangible Assets, net

Intangible assets recorded by the Company are costs directly associated with securing legal registration of patents and the fair value of identifiable intangible assets acquired in business combinations.

Intangible assets with determinable economic lives are carried at cost, less accumulated amortization. Intangible assets arising from business combinations, such as customer relationship and developed technology, were initially recorded at estimated fair value. Amortization is computed over the estimated useful life of each asset on a straight-line basis, except for customer relationships, which are amortized over the best estimate of their expected useful life using an accelerated method (“sum of years’ digits method”), in order to better approximate the pattern in which their economic benefit are expected to be consumed. The Company determines the useful lives of identifiable intangible assets after considering the facts and circumstances related to each intangible asset. Factors the Company considers when determining useful lives include the contractual term of any agreement related to the asset, the historical performance of the asset, the Company’s long-term strategy for using the asset, any laws or other local regulations which could impact the useful life of the asset and other economic factors, including competition and specific market conditions. Intangible assets without determinable economic lives are carried at cost, not amortized and reviewed for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

The useful lives of the intangible assets are as follows:

Developed technology	3 - 6 years
Customer relationships (accelerated method)	15 - 17 years
Patent	3 - 7 years

Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of net identifiable assets acquired in a business combination. Goodwill is not amortized and is tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has selected December 31 as the date to perform its annual impairment test. In the valuation of goodwill, management must make assumptions regarding estimated future cash flows to be derived from the Company’s business. If these estimates or their related assumptions change in the future, the Company may be required to record an impairment for these assets. Management may first evaluate qualitative factors to assess if it is more likely than not that the fair value of a reporting unit is less than its carrying amount and to determine if a two-step impairment test is necessary. Management may choose to proceed directly to the two-step evaluation, bypassing the initial qualitative assessment. The first step of the impairment test involves comparing the fair value of the reporting unit to which goodwill is allocated to its net book value, including goodwill. If the net book value exceeds its fair value, then the Company would perform the second step of the goodwill impairment test to determine the amount of the impairment loss. The impairment loss would be calculated by comparing the implied fair value of the goodwill to its net book value. In calculating the implied fair value of goodwill, the fair value of the entity would be allocated to all of the other assets and liabilities based on their fair values. The excess of the fair value of the entity over the amount assigned to other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. No goodwill impairment charges have been recorded for any period presented.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets, including property and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If such evaluation indicates that the carrying amount of the asset or the asset group is not recoverable, any impairment loss would be equal to the amount the carrying value exceeds the fair value. There was no impairment during the years ended December 31, 2019 and 2018.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of advance payments from customers to be applied against future usage and customer billings in advance of revenues being recognized under the Company’s contracts. Deferred revenue is generally expected to be recognized during the succeeding 12-month period and is thus recorded as a current liability.

Segment Information

Segment Information

The Company’s Chief Executive Officer is the chief operating decision maker, who reviews the Company’s financial information presented on a consolidated basis for purposes of allocating resources and evaluating the Company’s financial performance. Accordingly, the Company has determined that it operates in a single reporting segment.

Derivatives

Derivatives

The Company has not historically entered into hedging derivatives in the ordinary course of its business. In connection with the acquisition of Solutions Infini and Buc Mobile, the Company entered into certain derivative contracts to serve as an economic hedge for risk management purposes. These derivatives include exchange rate forwards on the purchase prices denominated in Indian Rupee for the acquisition of Solutions Infini and in US Dollars for the acquisition of Buc Mobile and interest rate swaps on the bank borrowings entered into by the Company to finance the acquisitions. These derivatives were not designated as hedging instruments under US GAAP. Because hedge accounting was not applied, those derivatives have been recorded at fair value on the consolidated balance sheets with changes in fair value recorded in financial expense, net in the consolidated statements of operations. In 2019, following the payments of the consideration for the acquisitions, the exchange rate forward contracts on the purchase prices were settled.

Forward Shares Purchase Agreements

Forward Shares Purchase Agreements

During 2019, the Company entered into certain third-party put option arrangements assuming the obligation to repurchase its common stock at a future date by transferring cash to the third-party under certain conditions described in more detail in Note 10 below. Such obligation has been recorded at fair value in the consolidated balance sheets with changes in fair value recorded in financial expense, net in the consolidated statements of operations.

Business Combinations

Business Combinations

The Company recognizes identifiable assets acquired and liabilities assumed at their acquisition date fair values. Goodwill is measured as the excess of the consideration transferred over the fair value of assets acquired and liabilities assumed on the acquisition date. While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed, these estimates are inherently uncertain and subject to refinement.

The authoritative guidance allows a measurement period of the purchase price allocation that ends when the entity has obtained all relevant information about facts that existed at the acquisition date, and that cannot exceed one year from the date of acquisition. As a result, during the measurement period the Company may record adjustments to the fair values of assets acquired and liabilities assumed, with the corresponding offset to goodwill to the extent that it identifies adjustments to the preliminary purchase price allocation. Upon conclusion of the measurement period or final determination of the values of the assets acquired and liabilities assumed, whichever comes first, any subsequent adjustments will be recorded to the consolidated statements of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments, which include cash, cash equivalents, restricted cash, trade receivables and accounts payable are recorded at their carrying amounts, which approximate their fair value due to their short-term nature. All marketable securities are considered available-for-sale and recorded at their estimated fair values. Unrealized gains and losses for available-for-sale securities are recorded in other comprehensive income (loss). In valuing these items, the Company uses inputs and assumptions that market participants would use to determine their fair value, utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely that the security will be sold before the recovery of its cost basis. Realized gains and losses and declines in value deemed to be other than temporary are determined based on the specific identification method and are reported in other income, net in the consolidated statements of operations.

The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2: Other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Net cash settlements on derivatives that do not qualify for hedge accounting are reported in financial income as part of financial expense, net in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The amendments in this ASU provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply to contract modifications that replace a reference rate (e.g. LIBOR) affected by reference rate reform and contemporaneous modifications of other contract terms related to the replacement of the reference rate (including contract modifications to add or change fallback provisions). The following optional expedients for applying the requirements of certain Topics or Industry Subtopics in the Codification are permitted for contracts that are modified because of reference rate reform and that meet certain scope guidance: (i) modifications of contracts within the scope of Topics 310, Receivables, and 470, Debt, should be accounted for by prospectively adjusting the effective interest rate; (ii) modifications of contracts within the scope of Topics 840, Leases, and 842, Leases, should be accounted for as a continuation of the existing contracts with no reassessments of the lease classification and the discount rate or remeasurements of lease payments. For other Topics or Industry Subtopics in the Codification, the amendments also include a general principle that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions within the relevant Topic or Industry Subtopic. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. The Company adopted the amendments, and the adoption did not have a material impact on its condensed consolidated financial statements.

In March 2020, the FASB issued ASU 2020-03 “Codification Improvements to Financial Instruments”, which improves various financial instruments Topics in the Codification in order to increase stakeholder awareness of the amendments and to expedite the improvement process. The amendments in this ASU clarify or address stakeholders’ specific issues as described below:

i.	Issue 1: Fair Value Option Disclosures: The amendments clarify that all entities are required to provide the fair value option disclosures in paragraphs 825-10-50-24 through 50-32.

ii.

Issue 2: Applicability of Portfolio Exception in Topic 820 to Nonfinancial Items: Paragraphs 820-10-35-2A(g) and 820-10-35-18L are amended to include the phrase nonfinancial items accounted for as derivatives under Topic 815 to be consistent with the previous amendments to Section 820-10-35.

iii.

Issue 3: Disclosures for Depository and Lending Institutions: The amendments clarify that the disclosure requirements in Topic 320 apply to the disclosure requirements in Topic 942 for depository and lending institutions.

iv.	Issue 4: Cross-Reference to Line-of-Credit or Revolving-Debt Arrangements Guidance in Subtopic 470-50: The amendments improve the understandability of the guidance.

v.	Issue 5: Cross-Reference to Net Asset Value Practical Expedient in Subtopic 820-10: The amendments improve the understandability of the guidance.

vi.

Issue 6: Interaction of Topic 842 and Topic 326: The amendments clarify that the contractual term of a net investment in a lease determined in accordance with Topic 842 should be the contractual term used to measure expected credit losses under Topic 326.

vii.

Issue 7: Interaction of Topic 326 and Subtopic 860-20: The amendments to Subtopic 860- 20 clarify that when an entity regains control of financial assets sold, an allowance for credit losses should be recorded in accordance with Topic 326.

For Issue 1, 2, 4 and 5, for public business entities, the amendments are effective upon issuance of this final ASU. For all other entities, including emerging growth companies as defined in the JOBS Act, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years beginning after December 15, 2020. Early application is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

For Issue 3, the effective dates and transition requirements for the amendments are the same as the effective dates and transition requirements in ASU 2019-04, for the guidance related to the amendments in ASU 2016-01. The effective date of ASU 2019-04 for the amendments to ASU 2016-01 is for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted the amendments in the three months period ended March 31, 2020, and the adoption did not have a material impact on its consolidated financial statements.

For Issue 6 and 7, the effective dates and transition requirements for the amendments are the same as the effective dates and transition requirements in ASU 2016-13. For entities that have not adopted the amendments in ASU 2016-13, the effective dates and the transition requirements for these amendments are the same as the effective date and transition requirements in ASU 2016-13 which for an emerging growth company is in 2023. Early adoption is permitted in any interim period as long as the entity has adopted the amendments in ASU 2016-13. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In February 2020, the FASB issued ASU 2020-02 “Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842), Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842). This ASU applies to all registrants that are creditors in loan transactions that, individually or in the aggregate, have a material effect on the registrant’s financial condition. This ASU guidance is applicable upon a registrant’s adoption of Accounting Standards Codification (“ASC”) Topic 326. On November 15, 2019, the FASB delayed the effective date of ASC Topic 326 for certain small public companies and other private companies. As amended, the effective date of ASC Topic 326 was delayed until fiscal years beginning after December 15, 2022 for U.S. Securities and Exchange Commission (“SEC”) filers that are eligible to be smaller reporting companies under the SEC’s definition, as well as private companies and not-for-profit entities. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

Moreover, the amendments in this ASU add a note to a SEC paragraph pursuant to the issuance of ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. The note added states that at the December 2019 AICPA National Conference on Current SEC and PCAOB Developments, the SEC staff announced that it would not object to a public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting Topic 842 for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. This announcement is applicable only to public business entities that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC. This announcement is not applicable to other public business entities.

In January 2020, the FASB issued ASU 2020-01 “Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)”, clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments in this ASU clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that: (a) an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method; (b) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, including emerging growth companies as defined in the JOBS Act, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, (1) for public business entities for periods for which financial statements have not yet been issued and (2) for all other entities for periods for which financial statements have not yet been made available for issuance. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments under ASU 2018-13 remove, add, and modify certain disclosure requirements on fair value measurements in ASC 820. In particular, the following disclosure were added: (i) The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; (ii) The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments are effective for all entities for fiscal years, and interim periods within those years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company adopted the amendments in the three months period ended March 31, 2020, and the adoption did not have a material impact on its condensed consolidated financial statements.

Recent Accounting Pronouncements

In January 2020, the FASB issued ASU 2020-01 “Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)”, clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments in this ASU clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that: (a) an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method; (b) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, including emerging growth companies as defined in the JOBS Act, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, (1) for public business entities for periods for which financial statements have not yet been issued and (2) for all other entities for periods for which financial statements have not yet been made available for issuance. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In November 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The objective of the simplification initiative is to identify, evaluate, and improve areas of US GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. For public business entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, “Collaborative Arrangements (Topic 808)”, clarifying the interaction between Topic 808 and Topic 606. A collaborative arrangement is a contractual arrangement under which two or more parties actively participate in a joint operating activity and are exposed to significant risks and rewards that depend on the activity’s commercial success. Topic 808 does not provide comprehensive recognition or measurement guidance for collaborative arrangements, and the accounting for those arrangements is often based on an analogy to other accounting literature or an accounting policy election. Some entities apply revenue guidance directly or by analogy to all or part of their arrangements, and others apply a different accounting method as an accounting policy. Those accounting differences result in diversity in practice on how entities account for transactions on the basis of their view of the economics of the collaborative arrangement. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract”. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The standard is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period, for all entities. The amendments in this ASU should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments under ASU 2018-13 remove, add, and modify certain disclosure requirements on fair value measurements in ASC 820. The amendments are effective for all entities for fiscal years, and interim periods within those years, beginning after December 15, 2019. An entity shall apply the ASU retrospectively to all periods presented. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In July 2018, the FASB issued ASU 2018-09, “Codification Improvements”, which does not prescribe any new accounting guidance, but instead makes minor improvements and clarifications of several different FASB ASC areas based on comments and suggestions made by various stakeholders. The transition and effective date guidance is based on the facts and circumstances of each amendment. Some of the amendments in this ASU do not require transition guidance and will be effective upon issuance of this ASU. However, there are some conforming amendments in this ASU that have been made to recently issued guidance that is not yet effective that may require application of the transition and effective date guidance in the original ASU. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In December 2017, the FASB issued ASU 2017-15, “Codification Improvements—Elimination of Topic 995”, which supersede obsolete guidance in Topic 995 on unrecognized deferred taxes related to certain statutory reserve deposits. If an entity has unrecognized deferred income taxes related to statutory deposits made on or before December 15, 1992, the entity would be required to recognize the unrecognized income taxes in accordance with Topic 740. The amendments are effective for fiscal years and first interim periods beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. The Company adopted the amendments in fiscal year 2019, and the adoption did not have a material impact on its consolidated financial statements.

In April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, which affect a variety of Topics in the Codification. For entities that have not yet adopted the amendments in ASU 2016-13, the effective dates and transition requirements for the amendments are the same as the effective dates and transition requirements in ASU 2016-13. For entities that have adopted the amendments in ASU 2016-13, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in any interim period as long as the entity has adopted the amendments in ASU 2016-13. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In March 2017, the FASB issued ASU 2017-07, “Compensation—Retirement Benefits (Topic 715)”, which requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. This ASU is effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those annual periods. For other entities, the amendments are effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. The Company adopted the provisions of this ASU in fiscal year 2019, and the adoption did not have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20)”, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The amendments are effective for fiscal years ending after December 15, 2020 for public business entities and for fiscal years ending after December 15, 2021 for all other entities. Early adoption is permitted for all entities. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”, which removes the second step of the goodwill impairment test that requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This guidance is effective prospectively for public business entities for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2020 and for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2021 for other entities. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805) Clarifying the Definition of a Business”, which amends the guidance of ASC Topic 805, “Business Combinations”, adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. This guidance is effective for public entities for annual periods beginning after December 15, 2017, including interim periods within those periods; for all other entities for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019 and early adoption is permitted under certain circumstances. The Company adopted this standard in fiscal year 2019, and the adoption did not have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments”, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments— Credit Losses”, which clarifies that receivables arising from operating leases are not within the scope of Topic 326, Financial Instruments—Credit Losses. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. These ASUs are effective for public entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, and for other entities for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, “Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief”, which provides a targeted transition relief and provides entities that have certain instruments, with an option to irrevocably elect the fair value option, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. For entities that have not yet adopted the amendments in ASU 2016-13, the effective date and transition methodology for the amendments in this ASU are the same as in ASU 2016-13. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases”, which was further clarified by ASU 2018-10, “Codification Improvements to Topic 842, Leases”, and ASU 2018-11, “Leases—Targeted Improvements”, both issued in July 2018. ASU 2016-02 affects all entities that lease assets and will require lessees to recognize a lease liability and a right-of-use asset for all leases (except for short-term leases that have a duration of less than one year) as of the date on which the lessor makes the underlying asset available to the lessee. For lessors, accounting for leases is substantially the same as in prior periods. ASU 2018-10 clarifies or corrects unintended application of guidance related to ASU 2016-02. The amendment affects narrow aspects of ASU 2016-02 related to the implicit rate in the lease, impairment of the net investment in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, variable payments that depend on an index or rate and certain transition adjustments. ASU 2018-11 adds a transition option for all entities and a practical expedient only for lessors. The transition option allows entities to not apply the new lease standard in the comparative periods they present in their financial statements in the year of adoption. Under the transition option, entities can opt to continue to apply the legacy guidance in ASC 840, “Leases”, including its disclosure requirements, in the comparative prior periods presented in the year they adopt the new lease standard. Entities that elect this transition option will still be required to adopt the new leases standard using the modified retrospective transition method required by the standard, but they will recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption rather than in the earliest period presented. The practical expedient provides lessors with an option to not separate the non-lease components from the associated lease components when certain criteria are met and requires them to account for the combined component in accordance with the revenue recognition standard in ASC 606 if the associated non-lease components are the predominant components. The new standards are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for a public business entity. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted. While the Company expects the adoption of these standards to result in a material increase to the reported assets and liabilities, the Company has not yet determined the full impact that the adoption of this standard will have on its consolidated financial statements.

In November 2019, the FASB issued ASU 2019-10 “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”. The amendments in this ASU amend certain effective dates for the following major ASUs (including amendments issued after the issuance of the original ASU). The effective dates for Leases after applying this ASU are as follows: Public business entities; not-for-profit entities that have issued or are conduit bond obligors for securities that are traded, listed, or quoted on an exchange or an over-the-counter market; and employee benefit plans that file or furnish financial statements with or to the SEC for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. All other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application continues to be allowed.

ASU 2019-10 “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates” amend certain effective dates for the following major updates (including amendments issued after the issuance of the original ASU):

a)    Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (Credit Losses). The amendments in this ASU amend the mandatory effective dates for Credit Losses for all entities as follows: Public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application continues to be allowed. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

b)    Accounting Standards Update No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (Hedging). The effective dates for Hedging after applying this ASU are as follows: Public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. All other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application continues to be allowed. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers”. This new guidance will replace most existing US GAAP guidance on this topic. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 was originally effective for public entities for annual reporting periods beginning after December 15, 2016, and interim periods within that reporting period. The effective date for all other entities was for annual reporting periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. In August 2015, the FASB issued ASU 2015-14 which deferred, by one year, the effective date for the new revenue reporting standard for entities reporting under US GAAP. For Kaleyra, as an emerging growth company, ASU 2014-09 was effective for annual reporting periods beginning after December 15, 2018. In March 2016, the FASB issued ASU 2016-08, “Revenue from Contracts with Customers, Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” clarifying the implementation guidance on principal versus agent considerations. Specifically, an entity is required to determine whether the nature of a promise is to provide the specified good or service itself (that is, the entity is a principal) or to arrange for the good or service to be provided to the customer by another party (that is, the entity is an agent). The determination influences the timing and amount of revenue recognition. In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers, Identifying Performance Obligations and Licensing”, clarifying the implementation guidance on identifying performance obligations and licensing. Specifically, the amendments reduce the cost and complexity of identifying promised goods or services and improve the guidance for determining whether promises are separately identifiable. The amendments also provide implementation guidance on determining whether an entity’s promise to grant a license provides a customer with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). In May 2016, the FASB issued ASU 2016-12 “Revenue from Contracts with Customers (Topic 606), Narrow-Scope Improvements and Practical Expedients”, which amends the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes. ASU 2016-12 clarifies that, for a contract to be considered completed at transition, all (or substantially all) of the revenue must have been recognized under legacy GAAP. In addition, ASU 2016-12 clarifies how an entity should evaluate the collectability threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard’s contract criteria. In September 2017, the FASB issued ASU 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842)”. These amendments provide additional clarification and implementation guidance on the previously issued ASUs. These amendments do not change the core principles of the guidance stated in ASU 2014-09, instead they are intended to clarify and improve operability of certain topics included within the revenue standard. In November 2017, the FASB issued ASU 2017-14, which includes amendments to certain SEC paragraphs within the FASB Accounting Standards Codification (Codification). ASU 2017-14 amends the Codification to incorporate SEC Staff Accounting Bulletin (SAB) No. 116 and SEC Interpretive Release on Vaccines for Federal Government Stockpiles (SEC Release No. 33-10403) that bring existing SEC staff guidance into conformity with the FASB’s adoption of and amendments to ASC Topic 606, Revenue from Contracts with Customers. The effective date and transition requirements for ASU 2016-08, ASU 2016-10, ASU 2016-12, ASU 2017-13 and ASU 2017-14 are the same as the effective date and transition requirements for ASU 2015-14. The Company adopted the new accounting standard in fiscal year 2019, and, as mentioned above, the adoption did not have a material impact on its consolidated financial statements.

Business seasonality

Business seasonality

The Company’s results are affected by the business cycles of its customer base, which generally results in stronger revenue in the fourth quarter of the financial year. We believe this variability is largely due to the market demand for our customers’ and/or business partners’ services due to higher levels of purchasing activity in the holiday season. As a result of our historically higher portion of sales in the fourth quarter of each year, our cost of revenue increases during such period relative to any increase in revenue. The increase in cost of revenue and other impacts of seasonality may affect profitability in a given quarter.

Reclassifications

Reclassifications

Certain reclassifications have been made to the 2019 presentation to conform to the current period’s presentation, none of which had an effect on total assets, total liabilities, stockholders’ equity (deficit), or net loss.